Supplement Dated December 9, 2013

To

Prospectuses Dated April 29, 2013

This supplement is intended for distribution with prospectuses dated April 29, 2013 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life	Majestic Performance Survivorship Variable Universal Life
Medallion Executive Variable Life II	Variable Estate Protection
Medallion Executive Variable Life III	Variable Estate Protection Plus
Majestic Variable Universal Life	Variable Estate Protection Edge
Majestic Variable Universal Life 98	Performance Executive Variable Life
Variable Master Plan Plus	Performance Survivorship Variable Universal Life
Majestic Variable COLI	Medallion Variable Universal Life Plus
Majestic Variable Estate Protection	Medallion Variable Universal Life Edge
Majestic Variable Estate Protection 98	Medallion Variable Universal Life Edge II
Majestic Performance VUL

Portfolio Mergers

Effective after the close of business on December 6, 2013, the portfolios of John Hancock Variable Insurance Trust listed below under “Acquired Portfolios” merged into the corresponding John Hancock Variable Insurance Trust portfolio listed below under “Acquiring Portfolios.”

Acquired Portfolios	Acquiring Portfolios
All Cap Value	Fundamental Large Cap Value
Core Allocation Plus	Core Strategy
Disciplined Diversification	Core Strategy
Fundamental Holdings	Core Strategy
Global Diversification	Core Strategy
Smaller Company Growth	Small Cap Opportunities

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Acquired Portfolios after December 5, 2013. You should disregard any reference in your product prospectus to the Acquired Portfolios.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

333-164156	333-164168
333-164154	333-164169
333-164155	333-164170
333-164161	333-164171
333-164162	333-164173
333-164164

VLI ProdSupp VL2 12/2013